UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABVYX

November 30, 2025

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Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology and industrial sectors, along with an overweight to select information technology stocks, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and consumer sectors, as well as exposure to certain underperforming stocks in these areas, were the primary detractors from performance.

Advisor Class: ABVYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$10,472	$10,806	$11,202
11/17	$11,835	$13,277	$12,863
11/18	$11,561	$14,111	$13,243
11/19	$12,073	$16,384	$14,744
11/20	$12,017	$19,244	$14,998
11/21	$15,138	$24,617	$18,334
11/22	$15,692	$22,350	$18,779
11/23	$16,880	$25,443	$19,033
11/24	$22,248	$34,066	$24,660
11/25	$23,841	$39,175	$26,448

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	7.16%	14.69%	9.08%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.Advisor.018915405.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Advisor Class: ABVYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-ADV-0153-1125

Advisor Class: ABVYX

3

Class A: ABVAX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology and industrial sectors, along with an overweight to select information technology stocks, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and consumer sectors, as well as exposure to certain underperforming stocks in these areas, were the primary detractors from performance.

Class A: ABVAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
11/15	$9,572	$10,000	$10,000
11/16	$9,997	$10,806	$11,202
11/17	$11,265	$13,277	$12,863
11/18	$10,981	$14,111	$13,243
11/19	$11,435	$16,384	$14,744
11/20	$11,348	$19,244	$14,998
11/21	$14,262	$24,617	$18,334
11/22	$14,746	$22,350	$18,779
11/23	$15,829	$25,443	$19,033
11/24	$20,802	$34,066	$24,660
11/25	$22,235	$39,175	$26,448

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.89%	14.40%	8.79%
Class A (with sales charges)	2.36%	13.41%	8.32%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.A.018915108.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Class A: ABVAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-A-0153-1125

Class A: ABVAX

3

Class C: ABVCX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.64%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology and industrial sectors, along with an overweight to select information technology stocks, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and consumer sectors, as well as exposure to certain underperforming stocks in these areas, were the primary detractors from performance.

Class C: ABVCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index	Russell 1000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$10,364	$10,806	$11,202
11/17	$11,591	$13,277	$12,863
11/18	$11,217	$14,111	$13,243
11/19	$11,594	$16,384	$14,744
11/20	$11,416	$19,244	$14,998
11/21	$14,241	$24,617	$18,334
11/22	$14,614	$22,350	$18,779
11/23	$15,570	$25,443	$19,033
11/24	$20,310	$34,066	$24,660
11/25	$21,544	$39,175	$26,448

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	6.08%	13.54%	7.98%
Class C (with sales charges)	5.12%	13.54%	7.98%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.C.018915306.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Class C: ABVCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-C-0153-1125

Class C: ABVCX

3

Class I: ABVIX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology and industrial sectors, along with an overweight to select information technology stocks, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and consumer sectors, as well as exposure to certain underperforming stocks in these areas, were the primary detractors from performance.

Class I: ABVIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 1000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$10,481	$10,806	$11,202
11/17	$11,839	$13,277	$12,863
11/18	$11,582	$14,111	$13,243
11/19	$12,095	$16,384	$14,744
11/20	$12,042	$19,244	$14,998
11/21	$15,169	$24,617	$18,334
11/22	$15,724	$22,350	$18,779
11/23	$16,924	$25,443	$19,033
11/24	$22,300	$34,066	$24,660
11/25	$23,900	$39,175	$26,448

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	7.18%	14.69%	9.10%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.I.018915702.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Class I: ABVIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-I-0153-1125

Class I: ABVIX

3

Class Z: ABVZX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology and industrial sectors, along with an overweight to select information technology stocks, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and consumer sectors, as well as exposure to certain underperforming stocks in these areas, were the primary detractors from performance.

Class Z: ABVZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 1000 Value Index
10/24	$10,000	$10,000	$10,000
11/24	$10,802	$10,589	$10,563
11/25	$11,581	$12,178	$11,329

Average Annual Total Returns

AATR	1 Year	Since Inception 10/1/24
Class Z	7.21%	13.43%
S&P 500 Index	15.00%	18.44%
Russell 1000 Value Index	7.25%	11.31%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.Z.018915801.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Class Z: ABVZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-Z-0153-1125

Class Z: ABVZX

3

Advisor Class: ABYSX

November 30, 2025

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Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, favorable security selection in real estate and consumer staples and overweights in technology and health care were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within security selection within industrials and materials and an overweight in consumer staples and an underweight in utilities, were the primary detractors from performance.

Advisor Class: ABYSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,683	$10,806	$11,615
11/17	$13,231	$13,277	$13,132
11/18	$12,921	$14,111	$12,991
11/19	$13,287	$16,384	$13,859
11/20	$13,178	$19,244	$14,001
11/21	$18,022	$24,617	$18,188
11/22	$16,800	$22,350	$17,682
11/23	$16,923	$25,443	$17,457
11/24	$22,202	$34,066	$23,063
11/25	$21,116	$39,175	$24,006

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	-4.89%	9.89%	7.76%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.Advisor.018914408.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Advisor Class: ABYSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABYSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-ADV-0153-1125

Advisor Class: ABYSX

3

Class A: ABASX

November 30, 2025

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Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.08%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, favorable security selection in real estate and consumer staples and overweights in technology and health care were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within security selection within industrials and materials and an overweight in consumer staples and an underweight in utilities, were the primary detractors from performance.

Class A: ABASX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	Russell 2500 Value Index
11/15	$9,573	$10,000	$10,000
11/16	$11,159	$10,806	$11,615
11/17	$12,602	$13,277	$13,132
11/18	$12,279	$14,111	$12,991
11/19	$12,595	$16,384	$13,859
11/20	$12,458	$19,244	$14,001
11/21	$16,997	$24,617	$18,188
11/22	$15,810	$22,350	$17,682
11/23	$15,880	$25,443	$17,457
11/24	$20,782	$34,066	$23,063
11/25	$19,716	$39,175	$24,006

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	-5.13%	9.62%	7.49%
Class A (with sales charges)	-9.16%	8.66%	7.02%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.A.018914101.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Class A: ABASX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABASX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-A-0153-1125

Class A: ABASX

3

Class C: ABCSX

November 30, 2025

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Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.84%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, favorable security selection in real estate and consumer staples and overweights in technology and health care were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within security selection within industrials and materials and an overweight in consumer staples and an underweight in utilities, were the primary detractors from performance.

Class C: ABCSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,569	$10,806	$11,615
11/17	$12,970	$13,277	$13,132
11/18	$12,541	$14,111	$12,991
11/19	$12,771	$16,384	$13,859
11/20	$12,536	$19,244	$14,001
11/21	$16,973	$24,617	$18,188
11/22	$15,666	$22,350	$17,682
11/23	$15,622	$25,443	$17,457
11/24	$20,296	$34,066	$23,063
11/25	$19,104	$39,175	$24,006

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	-5.88%	8.79%	6.69%
Class C (with sales charges)	-6.68%	8.79%	6.69%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.C.018914309.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Class C: ABCSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At meetings held on August 5-6, 2025, the Board of Trustees approved a reverse share split for Class C Shares of the Fund. The reverse share split was completed on October 20, 2025, resulting in a 1 for 1.307 ratio. For more information on the reverse share split, please see the supplement to the Fund's statutory prospectus dated August 7, 2025.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABCSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-C-0153-1125

Class C: ABCSX

3

Class I: ABSIX

November 30, 2025

SCAN ME

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Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.91%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, favorable security selection in real estate and consumer staples and overweights in technology and health care were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within security selection within industrials and materials and an overweight in consumer staples and an underweight in utilities, were the primary detractors from performance.

Class I: ABSIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,685	$10,806	$11,615
11/17	$13,236	$13,277	$13,132
11/18	$12,925	$14,111	$12,991
11/19	$13,288	$16,384	$13,859
11/20	$13,183	$19,244	$14,001
11/21	$18,023	$24,617	$18,188
11/22	$16,795	$22,350	$17,682
11/23	$16,908	$25,443	$17,457
11/24	$22,173	$34,066	$23,063
11/25	$21,068	$39,175	$24,006

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	-4.99%	9.83%	7.74%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.I.018914705.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Class I: ABSIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-I-0153-1125

Class I: ABSIX

3

Class Z: ABSZX

November 30, 2025

SCAN ME

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Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, favorable security selection in real estate and consumer staples and overweights in technology and health care were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within security selection within industrials and materials and an overweight in consumer staples and an underweight in utilities, were the primary detractors from performance.

Class Z: ABSZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,693	$10,806	$11,615
11/17	$13,255	$13,277	$13,132
11/18	$12,957	$14,111	$12,991
11/19	$13,332	$16,384	$13,859
11/20	$13,237	$19,244	$14,001
11/21	$18,103	$24,617	$18,188
11/22	$16,888	$22,350	$17,682
11/23	$17,017	$25,443	$17,457
11/24	$22,333	$34,066	$23,063
11/25	$21,238	$39,175	$24,006

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	-4.90%	9.92%	7.82%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.Z.018914804.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Class Z: ABSZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-Z-0153-1125

Class Z: ABSZX

3

Advisor Class: ABIYX

November 30, 2025

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Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$109	0.93%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology, financials, materials and health care, along with favorable allocation decisions, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, sector allocation and currency selection, along with security selection within consumer discretionary, communication services and materials, were the leading detractors from performance.

Advisor Class: ABIYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EAFE Index (net)
11/15	$10,000	$10,000
11/16	$9,574	$9,634
11/17	$12,071	$12,262
11/18	$10,150	$11,288
11/19	$10,629	$12,692
11/20	$10,557	$13,501
11/21	$11,805	$14,955
11/22	$11,275	$13,438
11/23	$12,389	$15,099
11/24	$13,955	$16,893
11/25	$18,613	$21,033

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	33.37%	12.01%	6.41%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.Advisor.018913400.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Advisor Class: ABIYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-ADV-0153-1125

Advisor Class: ABIYX

3

Class A: ABIAX

November 30, 2025

SCAN ME

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Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.18%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology, financials, materials and health care, along with favorable allocation decisions, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, sector allocation and currency selection, along with security selection within consumer discretionary, communication services and materials, were the leading detractors from performance.

Class A: ABIAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI EAFE Index (net)
11/15	$9,577	$10,000
11/16	$9,147	$9,634
11/17	$11,505	$12,262
11/18	$9,641	$11,288
11/19	$10,072	$12,692
11/20	$9,986	$13,501
11/21	$11,136	$14,955
11/22	$10,603	$13,438
11/23	$11,626	$15,099
11/24	$13,065	$16,893
11/25	$17,381	$21,033

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	33.04%	11.72%	6.14%
Class A (with sales charges)	27.42%	10.75%	5.68%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.A.018913103.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Class A: ABIAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-A-0153-1125

Class A: ABIAX

3

Class C: ABICX

November 30, 2025

SCAN ME

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Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.93%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology, financials, materials and health care, along with favorable allocation decisions, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, sector allocation and currency selection, along with security selection within consumer discretionary, communication services and materials, were the leading detractors from performance.

Class C: ABICX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI EAFE Index (net)
11/15	$10,000	$10,000
11/16	$9,478	$9,634
11/17	$11,837	$12,262
11/18	$9,852	$11,288
11/19	$10,213	$12,692
11/20	$10,042	$13,501
11/21	$11,116	$14,955
11/22	$10,504	$13,438
11/23	$11,430	$15,099
11/24	$12,751	$16,893
11/25	$16,836	$21,033

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	32.04%	10.89%	5.35%
Class C (with sales charges)	31.04%	10.89%	5.35%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.C.018913301.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Class C: ABICX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABICX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-C-0153-1125

Class C: ABICX

3

Class I: AIVIX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.92%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within technology, financials, materials and health care, along with favorable allocation decisions, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, sector allocation and currency selection, along with security selection within consumer discretionary, communication services and materials, were the leading detractors from performance.

Class I: AIVIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI EAFE Index (net)
11/15	$10,000	$10,000
11/16	$9,602	$9,634
11/17	$12,138	$12,262
11/18	$10,224	$11,288
11/19	$10,722	$12,692
11/20	$10,654	$13,501
11/21	$11,909	$14,955
11/22	$11,369	$13,438
11/23	$12,502	$15,099
11/24	$14,079	$16,893
11/25	$18,750	$21,033

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	33.18%	11.97%	6.49%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.I.018913707.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Class I: AIVIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIVIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-I-0153-1125

Class I: AIVIX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB International Value Fund	2024	$45,552	$—	$24,282
	2025	$45,552	$—	$27,332
AB Discovery Value Fund	2024	$40,453	$—	$22,480
	2025	$40,453	$—	$22,993
AB Large Cap Value Fund	2024	$35,524	$—	$19,943
	2025	$35,524	$—	$23,041

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB International Value Fund	2024	$1,740,740	$24,282
			$—
			$(24,282)
	2025	$1,653,344	$27,332
			$—
			$(27,332)
AB Discovery Value Fund	2024	$1,738,938	$22,480
			$—
			$(22,480)
	2025	$1,649,005	$22,993
			$—
			$(22,993)
AB Large Cap Value Fund	2024	$1,736,401	$19,943
			$—
			$(19,943)
	2025	$1,649,053	$23,041
			$—
			$(23,041)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

November 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB DISCOVERY VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

November 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Industrials – 23.1%
Aerospace & Defense – 1.3%
Hexcel Corp.(a)	406,630	$30,997,405

Air Freight & Logistics – 2.7%
CH Robinson Worldwide, Inc.	213,695	33,949,725
GXO Logistics, Inc.(b)	563,337	28,583,719

		62,533,444

Building Products – 0.8%
Gibraltar Industries, Inc.(a)(b)	345,197	17,246,042

Construction & Engineering – 2.0%
Fluor Corp.(b)	543,440	23,329,879
WillScot Holdings Corp.(a)	1,156,939	22,849,545

		46,179,424

Electrical Equipment – 1.2%
Regal Rexnord Corp.	190,593	27,824,672

Ground Transportation – 2.2%
ArcBest Corp.	335,837	21,550,660
Knight-Swift Transportation Holdings, Inc.	647,995	29,678,171

		51,228,831

Machinery – 4.6%
CNH Industrial NV	1,857,565	17,516,838
JBT Marel Corp.(a)	194,945	27,395,621
Oshkosh Corp.	254,996	32,685,387
Pentair PLC	277,165	29,168,845

		106,766,691

Marine Transportation – 2.5%
Kirby Corp.(b)	287,362	32,621,334
Star Bulk Carriers Corp.	1,269,319	25,259,448

		57,880,782

Professional Services – 3.4%
CACI International, Inc. – Class A(b)	52,444	32,363,193
First Advantage Corp.(a)(b)	1,618,274	22,461,643
Robert Half, Inc.	860,878	23,278,141

		78,102,977

Trading Companies & Distributors – 2.4%
Boise Cascade Co.	78,002	5,946,873
Core & Main, Inc. – Class A(b)	459,536	22,213,970
GATX Corp.	166,510	26,629,944

		54,790,787

		533,551,055

ABFunds.com	AB Discovery Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 19.2%
Banks – 9.8%
First BanCorp/Puerto Rico	838,599	$16,579,102
First Citizens BancShares, Inc./NC – Class A	17,659	33,161,660
First Hawaiian, Inc.	527,221	13,138,347
Flagstar Bank NA(a)	1,411,764	17,279,991
Independent Bank Corp.	338,087	24,359,168
Texas Capital Bancshares, Inc.(b)	250,462	22,584,159
UMB Financial Corp.	269,333	29,917,510
WaFd, Inc.	673,936	21,336,814
Webster Financial Corp.	357,195	21,288,822
Wintrust Financial Corp.	185,560	24,868,751

		224,514,324

Capital Markets – 3.1%
Cboe Global Markets, Inc.	53,044	13,694,369
Invesco Ltd.	1,290,448	31,551,454
Stifel Financial Corp.	220,970	26,958,340

		72,204,163

Financial Services – 3.3%
HA Sustainable Infrastructure Capital, Inc.(a)	990,286	34,026,227
NCR Atleos Corp.(a)(b)	725,240	26,884,647
Walker & Dunlop, Inc.	238,051	15,387,616

		76,298,490

Insurance – 3.0%
American Financial Group, Inc./OH	231,374	31,864,828
Hanover Insurance Group, Inc. (The)	200,744	37,248,049

		69,112,877

		442,129,854

Health Care – 9.7%
Health Care Equipment & Supplies – 3.7%
Envista Holdings Corp.(a)(b)	1,471,738	30,759,324
Globus Medical, Inc. – Class A(b)	383,752	34,936,782
Integer Holdings Corp.(b)	287,772	20,771,383

		86,467,489

Health Care Providers & Services – 3.0%
Encompass Health Corp.	241,269	28,040,283
Tenet Healthcare Corp.(b)	189,879	41,173,363

		69,213,646

Life Sciences Tools & Services – 3.0%
Bio-Techne Corp.(a)	531,280	34,272,873
ICON PLC(b)	183,203	33,892,555

		68,165,428

		223,846,563

Information Technology – 9.3%
Communications Equipment – 0.7%
Calix, Inc.(b)	295,192	16,315,262

2 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 4.3%
Avnet, Inc.	475,358	$22,584,259
Crane NXT Co.(a)	389,672	21,938,534
IPG Photonics Corp.(a)(b)	322,644	25,695,368
TD SYNNEX Corp.	194,123	29,599,875

		99,818,036

IT Services – 0.9%
Globant SA(a)(b)	321,816	20,477,152

Semiconductors & Semiconductor Equipment – 1.8%
FormFactor, Inc.(b)	290,574	15,987,381
ON Semiconductor Corp.(b)	513,082	25,777,240

		41,764,621

Software – 1.6%
ACI Worldwide, Inc.(b)	468,538	21,955,691
Nice Ltd. (Sponsored ADR)(a)(b)	126,350	13,401,944

		35,357,635

		213,732,706

Real Estate – 8.4%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	738,146	12,969,225

Health Care REITs – 1.4%
American Healthcare REIT, Inc.	656,810	33,352,812

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	144,187	13,759,765

Industrial REITs – 1.0%
STAG Industrial, Inc.	586,866	23,052,097

Office REITs – 1.4%
COPT Defense Properties	1,056,840	32,476,693

Real Estate Management & Development – 1.8%
Jones Lang LaSalle, Inc.(b)	124,468	40,537,983

Residential REITs – 1.1%
Independence Realty Trust, Inc.	1,434,497	24,601,624

Specialized REITs – 0.5%
CubeSmart	320,123	11,918,179

		192,668,378

Consumer Discretionary – 7.8%
Automobile Components – 1.3%
BorgWarner, Inc.	668,260	28,775,276

Diversified Consumer Services – 2.7%
ADT, Inc.	3,518,790	29,030,018
Laureate Education, Inc.(b)	1,103,437	34,096,203

		63,126,221

ABFunds.com	AB Discovery Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 0.6%
Taylor Morrison Home Corp.(b)	235,229	$14,746,506

Leisure Products – 0.9%
Brunswick Corp./DE(a)	326,583	21,590,402

Specialty Retail – 2.3%
AutoNation, Inc.(b)	95,903	20,263,345
Bath & Body Works, Inc.	990,780	17,249,480
Group 1 Automotive, Inc.	36,993	14,835,672

		52,348,497

		180,586,902

Materials – 6.3%
Chemicals – 2.3%
Avient Corp.	666,296	20,381,995
RPM International, Inc.	302,461	32,438,942

		52,820,937

Containers & Packaging – 2.3%
Graphic Packaging Holding Co.(a)	1,863,105	30,145,039
O-I Glass, Inc.(b)	1,722,070	23,213,504

		53,358,543

Metals & Mining – 1.7%
Reliance, Inc.	137,110	38,297,565

		144,477,045

Energy – 5.0%
Energy Equipment & Services – 1.7%
TechnipFMC PLC	898,775	40,678,556

Oil, Gas & Consumable Fuels – 3.3%
HF Sinclair Corp.	303,406	16,053,212
Magnolia Oil & Gas Corp. – Class A	971,800	22,487,452
Matador Resources Co.	523,523	22,197,375
Northern Oil & Gas, Inc.(a)	669,598	14,992,299

		75,730,338

		116,408,894

Consumer Staples – 4.6%
Consumer Staples Distribution & Retail – 2.9%
BJ’s Wholesale Club Holdings, Inc.(b)	396,965	35,421,187
Dollar Tree, Inc.(a)(b)	277,853	30,788,891

		66,210,078

Food Products – 0.8%
Nomad Foods Ltd.	1,526,406	18,667,945

Household Products – 0.9%
WD-40 Co.	113,334	22,190,797

		107,068,820

4 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 3.9%
Electric Utilities – 1.7%
IDACORP, Inc.	301,171	$39,688,314

Gas Utilities – 2.2%
Chesapeake Utilities Corp.	178,555	24,829,859
ONE Gas, Inc.	308,780	25,857,237

		50,687,096

		90,375,410

Communication Services – 1.9%
Media – 1.9%
Criteo SA (Sponsored ADR)(b)	768,526	15,278,297
Nexstar Media Group, Inc.	149,143	28,656,336

		43,934,633

Total Common Stocks (cost $2,050,359,802)		2,288,780,260

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(c)(d)(e) (cost $18,392,332)	18,392,332	18,392,332

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $2,068,752,134)		2,307,172,592

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(c)(d)(e) (cost $270,288)	270,288	270,288

Total Investments – 100.0% (cost $2,069,022,422)		2,307,442,880
Other assets less liabilities – 0.0%		197,802

Net Assets – 100.0%		$2,307,640,682

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 5

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,050,359,802)	$2,288,780,260	(a)
Affiliated issuers (cost $18,662,620—including investment of cash collateral for securities loaned of $270,288)	18,662,620
Cash	78,342
Unaffiliated dividends receivable	3,147,136
Receivable for shares of beneficial interest sold	541,604
Affiliated dividends receivable	85,059
Receivable due from Adviser	6,139

Total assets	2,311,301,160

Liabilities
Advisory fee payable	1,300,952
Payable for investment securities purchased	876,578
Payable for shares of beneficial interest redeemed	850,712
Payable for collateral received on securities loaned	270,288
Administrative fee payable	80,419
Distribution fee payable	39,500
Transfer Agent fee payable	38,941
Trustees’ fees payable	9,577
Accrued expenses	193,511

Total liabilities	3,660,478

Net Assets	$2,307,640,682

Composition of Net Assets
Paid-in capital	$1,954,758,528
Distributable earnings	352,882,154

Net Assets	$2,307,640,682

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$196,960,682	9,264,474	$21.26	*

C	$3,329,429	151,181	$22.02

Advisor	$1,522,757,098	68,850,667	$22.12

I	$132,206,611	6,297,035	$21.00

Z	$452,386,862	21,585,651	$20.96

(a)	Includes securities on loan with a value of $218,009,647 (see Note E).

*	The maximum offering price per share for Class A shares was $22.20 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Discovery Value Fund	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended November 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $78,421)	$38,090,122
Affiliated issuers	836,983
Interest	2,922
Securities lending income, net	396,812
Other income(a)	634,361	$39,961,200

Expenses
Advisory fee (see Note B)	17,332,031
Distribution fee—Class A	519,386
Distribution fee—Class C	40,174
Transfer agency—Class A	100,467
Transfer agency—Class C	2,083
Transfer agency—Advisor Class	720,348
Transfer agency—Class I	160,310
Transfer agency—Class Z	121,239
Custody and accounting	290,396
Administrative	126,947
Registration fees	99,330
Printing	92,655
Legal	64,027
Audit and tax	63,286
Trustees’ fees	37,953
Miscellaneous	93,526

Total expenses	19,864,158
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(53,103)

Net expenses		19,811,055

Net investment income		20,150,145

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		128,236,752
Foreign currency transactions		(1,026)
Net change in unrealized appreciation (depreciation) of:
Investments		(284,168,248)
Foreign currency denominated assets and liabilities		(125)

Net loss on investment and foreign currency transactions		(155,932,647)

Net Decrease in Net Assets from Operations		$(135,782,502)

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2025		Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$20,150,145		$20,127,428
Net realized gain on investment and foreign currency transactions	128,235,726		314,110,993
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(284,168,373)		356,983,300

Net increase (decrease) in net assets from operations	(135,782,502)		691,221,721
Distributions to Shareholders
Class A	(29,323,924)		(14,653,544)
Class C	(800,091)		(430,035)
Advisor Class	(194,479,449)		(89,029,031)
Class R	– 0	–	(1,670,906)
Class K	– 0	–	(785,359)
Class I	(18,299,170)		(8,557,743)
Class Z	(65,740,733)		(47,557,563)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	109,773,500		(363,200,133)

Total increase (decrease)	(334,652,369)		165,337,407
Net Assets
Beginning of period	2,642,293,051		2,476,955,644

End of period	$2,307,640,682		$2,642,293,051

See notes to financial statements.

8 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Discovery Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Trustees (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Discovery Value Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

10 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Discovery Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,288,780,260		$	– 0	–	$	– 0	–	$2,288,780,260
Short-Term Investments	18,392,332			– 0	–		– 0	–	18,392,332
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	270,288			– 0	–		– 0	–	270,288

Total Investments in Securities	2,307,442,880			– 0	–		– 0	–	2,307,442,880
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,307,442,880		$	– 0	–	$	– 0	–	$2,307,442,880

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to

ABFunds.com	AB Discovery Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2025, the reimbursement for such services amounted to $126,947.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $544,691 for the year ended November 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,628 from the sale of Class A shares and received $1,043 and $213 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2025.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $634,361 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio

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NOTES TO FINANCIAL STATEMENTS (continued)

(resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2025, such waiver amounted to $39,792.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$17,153	$592,367	$591,127	$18,393	$837
AB Government Money Market Portfolio*	228	418,864	418,822	270	83

Total				$18,663	$920

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,685,704 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current

ABFunds.com	AB Discovery Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,461,937,203		$1,641,915,612
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,083,035,460

Gross unrealized appreciation	$416,913,504
Gross unrealized depreciation	(192,506,084)

Net unrealized appreciation	$224,407,420

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended November 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$218,009,647	$270,288	$223,750,892	$313,603	$83,209	$13,311

*	As of November 30, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	394,919	525,004	$8,077,886	$11,646,419

Shares issued in reinvestment of dividends and distributions	1,167,734	658,911	25,631,933	13,145,264

Shares converted from Class C	42,042	33,461	867,821	750,737

Shares redeemed	(2,229,100)	(2,307,189)	(45,890,886)	(51,405,424)

Net decrease	(624,405)	(1,089,813)	$(11,313,246)	$(25,863,004)

Class C(a)
Shares sold	13,232	13,581	$289,252	$340,351

Shares issued in reinvestment of distributions	31,767	18,988	727,836	407,988

Shares converted to Class A	(40,317)	(31,195)	(867,821)	(750,737)

Shares redeemed	(71,159)	(50,815)	(1,505,389)	(1,205,145)

Net decrease	(66,477)	(49,441)	$(1,356,122)	$(1,207,543)

Advisor Class
Shares sold	9,162,371	7,802,113	$194,857,749	$179,577,312

Shares issued in reinvestment of dividends and distributions	7,603,941	3,891,957	173,217,773	80,213,235

Shares redeemed	(12,012,947)	(11,791,437)	(256,540,851)	(271,697,639)

Net increase (decrease)	4,753,365	(97,367)	$111,534,671	$(11,907,092)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended November 30, 2025		Year Ended November 30, 2024	Year Ended November 30, 2025			Year Ended November 30, 2024

Class R
Shares sold	– 0	–	69,530	$	– 0	–	$1,438,845

Shares issued in reinvestment of dividends and distributions	– 0	–	87,390		– 0	–	1,670,906

Shares redeemed	– 0	–	(1,511,904)		– 0	–	(32,420,490)

Net increase (decrease)	– 0	–	(1,354,984)	$	– 0	–	$(29,310,739)

Class K
Shares sold	– 0	–	44,741	$	– 0	–	$937,944

Shares issued in reinvestment of dividends and distributions	– 0	–	40,028		– 0	–	785,355

Shares redeemed	– 0	–	(723,473)		– 0	–	(15,752,618)

Net increase (decrease)	– 0	–	(638,704)	$	– 0	–	$(14,029,319)

Class I
Shares sold	1,566,734		1,302,831		$31,242,177		$28,609,319

Shares issued in reinvestment of dividends and distributions	840,147		431,277		18,189,172		8,500,478

Shares redeemed	(2,156,639)		(1,877,587)		(42,994,358)		(41,834,795)

Net increase (decrease)	250,242		(143,479)		$6,436,991		$(4,724,998)

Class Z
Shares sold	1,846,736		3,408,981		$37,352,284		$75,118,538

Shares issued in reinvestment of dividends and distributions	2,977,367		2,387,457		64,281,354		46,937,399

Shares redeemed	(4,821,007)		(18,261,939)		(97,162,432)		(398,213,375)

Net increase (decrease)	3,096		(12,465,501)		$4,471,206		$(276,157,438)

(a)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 1.307 reverse share split.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

ABFunds.com	AB Discovery Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended

20 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$65,675,675	$25,198,883
Net long-term capital gains	242,967,692	137,485,298

Total taxable distributions	$308,643,367	$162,684,181

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,205,015
Undistributed capital gains	113,269,719
Unrealized appreciation (depreciation)	224,407,420	(a)

Total accumulated earnings (deficit)	$352,882,154

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and prior year post-financial statement adjustments resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Discovery Value Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.45	$ 20.75	$ 22.19	$ 26.15	$ 19.27

Income From Investment Operations

Net investment income(a)(b)	.13	†	.13	.12	.17	.20

Net realized and unrealized gain (loss) on investment transactions	(1.34)	5.91	(.08)	(1.73)	6.79

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.21)	6.04	.04	(1.56)	6.99

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.10)	(.19)	(.22)	(.11)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(2.98)	(1.34)	(1.48)	(2.40)	(.11)

Net asset value, end of period	$ 21.26	$ 25.45	$ 20.75	$ 22.19	$ 26.15

Total Return

Total investment return based on net asset value(d)*	(5.13	)%†	30.87%	.44%	(6.98)%	36.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$196,961	$251,694	$227,835	$260,309	$327,794

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	1.09%	1.10%	1.08%	1.08%

Expenses, before waivers/reimbursements	1.09%	1.09%	1.10%	1.08%	1.08%

Net investment income(b)	.65	%†	.57%	.57%	.75%	.82%

Portfolio turnover rate	63%	53%	52%	50%	53%

See footnote summary on pages 26-27.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C(e)
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 27.21	$ 22.52	$ 24.39	$ 29.15	$ 21.53

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02	)†	(.04)	(.04)	.00	(c)	.01

Net realized and unrealized gain (loss) on investment transactions	(1.43)	6.35	(.09)	(1.90)	7.61

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.45)	6.31	(.13)	(1.90)	7.62

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.05)	(.01)	– 0	–

Distributions from net realized gain on investment transactions	(3.74)	(1.62)	(1.69)	(2.85)	– 0	–

Total dividends and distributions	(3.74)	(1.62)	(1.74)	(2.86)	– 0	–

Net asset value, end of period	$ 22.02	$ 27.21	$ 22.52	$ 24.39	$ 29.15

Total Return

Total investment return based on net asset value(d)*	(5.88	)%†	29.92%	(.28)%	(7.70)%	35.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,329	$5,922	$6,016	$9,541	$13,548

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.84%	1.84%	1.85%	1.83%	1.83%

Expenses, before waivers/reimbursements	1.84%	1.84%	1.85%	1.83%	1.83%

Net investment income (loss)(b)	(.11	)%†	(.18)%	(.20)%	(.02)%	.03%

Portfolio turnover rate	63%	53%	52%	50%	53%

See footnote summary on pages 26-27.

ABFunds.com	AB Discovery Value Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 26.36	$ 21.45	$ 22.89	$ 26.90	$ 19.83

Income From Investment Operations

Net investment income(a)(b)	.19	†	.19	.17	.23	.27

Net realized and unrealized gain (loss) on investment transactions	(1.39)	6.11	(.06)	(1.78)	6.96

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.20)	6.30	.11	(1.55)	7.23

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.15)	(.26)	(.28)	(.16)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(3.04)	(1.39)	(1.55)	(2.46)	(.16)

Net asset value, end of period	$ 22.12	$ 26.36	$ 21.45	$ 22.89	$ 26.90

Total Return

Total investment return based on net asset value(d)*	(4.89	)%†	31.19%	.73%	(6.78)%	36.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,522,757	$1,689,588	$1,376,938	$1,485,483	$1,738,004

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83%	.84%	.85%	.83%	.83%

Expenses, before waivers/reimbursements	.84%	.84%	.85%	.83%	.83%

Net investment income(b)	.91	%†	.82%	.82%	1.00%	1.07%

Portfolio turnover rate	63%	53%	52%	50%	53%

See footnote summary on pages 26-27.

24 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.19	$ 20.56	$ 22.01	$ 25.96	$ 19.14

Income From Investment Operations

Net investment income(a)(b)	.16	.17	.16	.22	.25

Net realized and unrealized gain (loss) on investment transactions	(1.33)	5.85	(.07)	(1.72)	6.73

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.17)	6.02	.09	(1.50)	6.98

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.15)	(.25)	(.27)	(.16)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(3.02)	(1.39)	(1.54)	(2.45)	(.16)

Net asset value, end of period	$ 21.00	$ 25.19	$ 20.56	$ 22.01	$ 25.96

Total Return

Total investment return based on net asset value(d)*	(4.99)%	31.14%	.68%	(6.81)%	36.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132,207	$152,313	$127,295	$132,169	$152,215

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.91%	.91%	.88%	.86%	.86%

Expenses, before waivers/reimbursements	.91%	.91%	.88%	.86%	.86%

Net investment income(b)	.80%	.76%	.79%	.97%	1.03%

Portfolio turnover rate	63%	53%	52%	50%	53%

See footnote summary on pages 26-27.

ABFunds.com	AB Discovery Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.15	$ 20.53	$ 21.98	$ 25.93	$ 19.12

Income From Investment Operations

Net investment income(a)(b)	.18	.19	.17	.24	.27

Net realized and unrealized gain (loss) on investment transactions	(1.32)	5.83	(.06)	(1.72)	6.72

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.14)	6.02	.11	(1.48)	6.99

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.16)	(.27)	(.29)	(.18)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(3.05)	(1.40)	(1.56)	(2.47)	(.18)

Net asset value, end of period	$ 20.96	$ 25.15	$ 20.53	$ 21.98	$ 25.93

Total Return

Total investment return based on net asset value(d)*	(4.90)%	31.24%	.77%	(6.71)%	36.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$452,387	$542,776	$698,987	$905,260	$972,914

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.81%	.81%	.80%	.79%	.78%

Expenses, before waivers/reimbursements	.81%	.81%	.80%	.79%	.78%

Net investment income(b)	.89%	.87%	.86%	1.05%	1.11%

Portfolio turnover rate.	63%	53%	52%	50%	53%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Per share amounts have been adjusted to reflect the 1 for 3.2707 reverse share split effective October 20, 2025.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2025 by .01%.

26 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

†

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.04%	.04%

Class C	$.01	.04%	.04%

Advisor Class	$.01	.04%	.04%

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Discovery Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Discovery Value Fund (the “Fund”) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the

28 AB Discovery Value Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 28, 2026

ABFunds.com	AB Discovery Value Fund 29

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025. For individual shareholders, the Fund designates 42.58% of dividends paid as qualified dividend income. For corporate shareholders, 41.88% of dividends paid qualify for the dividends received deduction. The Fund designates $242,967,692 of dividends paid as long-term capital gain dividends.

The Fund designates $67,845 of distributions paid during the fiscal year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

30 AB Discovery Value Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Fund (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Discovery Value Fund 31

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

32 AB Discovery Value Fund	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously

ABFunds.com	AB Discovery Value Fund 33

discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were close to a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced to the extent the net assets of the Fund increase beyond a breakpoint level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the

34 AB Discovery Value Fund	ABFunds.com

Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Discovery Value Fund 35

NOTES

36 AB Discovery Value Fund	ABFunds.com

AB DISCOVERY VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

DV-0151-1125

November 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INTERNATIONAL VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

November 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Financials – 18.3%
Banks – 11.9%
ABN AMRO Bank NV	63,660	$2,156,930
Banco Bilbao Vizcaya Argentaria SA	122,508	2,647,843
BPER Banca SpA	166,970	2,012,113
Danske Bank A/S	47,232	2,169,464
Erste Group Bank AG	17,522	1,915,251
Eurobank Ergasias Services & Holdings SA – Class A	364,260	1,442,756
Resona Holdings, Inc.	246,600	2,510,454

		14,854,811

Insurance – 6.4%
ASR Nederland NV	27,211	1,837,234
AXA SA	52,811	2,385,882
Beazley PLC	140,310	1,480,015
Prudential PLC	163,500	2,368,991

		8,072,122

		22,926,933

Industrials – 17.8%
Aerospace & Defense – 5.4%
Airbus SE	12,961	3,048,328
BAE Systems PLC(a)	76,525	1,666,602
Melrose Industries PLC	264,742	2,088,259

		6,803,189

Construction & Engineering – 3.0%
Shimizu Corp.	102,500	1,818,956
Vinci SA	13,383	1,899,205

		3,718,161

Electrical Equipment – 1.5%
Mitsubishi Electric Corp.	72,100	1,949,435

Ground Transportation – 1.1%
Keisei Electric Railway Co., Ltd.(a)	171,700	1,394,285

Machinery – 3.8%
CNH Industrial NV	155,847	1,469,637
Techtronic Industries Co., Ltd. – Class H	126,000	1,481,902
Toyota Industries Corp.(a)(b)	15,900	1,781,254

		4,732,793

Passenger Airlines – 1.7%
Ryanair Holdings PLC (Sponsored ADR)	31,615	2,154,878

Professional Services – 1.3%
Persol Holdings Co., Ltd.	891,200	1,603,063

		22,355,804

ABFunds.com	AB International Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 13.3%
Health Care Equipment & Supplies – 1.3%
Siemens Healthineers AG	31,626	$1,572,994

Health Care Providers & Services – 1.0%
Fresenius SE & Co. KGaA	21,615	1,187,381

Life Sciences Tools & Services – 1.7%
ICON PLC(b)	11,816	2,185,960

Pharmaceuticals – 9.3%
Haleon PLC(a)	496,964	2,444,013
Merck KGaA	9,186	1,238,129
Novo Nordisk A/S – Class B	39,487	1,955,510
Roche Holding AG	11,397	4,366,227
Takeda Pharmaceutical Co., Ltd.	58,700	1,692,453

		11,696,332

		16,642,667

Consumer Discretionary – 9.3%
Automobile Components – 1.2%
Toyo Tire Corp.	56,900	1,565,463

Automobiles – 1.9%
Honda Motor Co., Ltd.	234,000	2,359,660

Household Durables – 2.0%
Sony Group Corp.	84,000	2,464,861

Specialty Retail – 3.0%
Industria de Diseno Textil SA(a)	44,919	2,520,194
JD Sports Fashion PLC(a)	1,203,007	1,232,017

		3,752,211

Textiles, Apparel & Luxury Goods – 1.2%
Burberry Group PLC(b)	97,309	1,471,471

		11,613,666

Communication Services – 6.9%
Diversified Telecommunication Services – 4.2%
Deutsche Telekom AG (REG)	58,181	1,876,208
Koninklijke KPN NV	354,687	1,624,989
Telstra Group Ltd.	543,559	1,752,665

		5,253,862

Entertainment – 1.2%
Toho Co. Ltd./Tokyo(a)	26,400	1,520,233

Media – 1.5%
Publicis Groupe SA	19,765	1,929,094

		8,703,189

2 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 6.7%
Chemicals – 2.8%
Arkema SA	15,034	$916,421
Kuraray Co., Ltd.	115,800	1,140,159
Tosoh Corp.	94,400	1,424,360

		3,480,940

Construction Materials – 2.0%
CRH PLC	21,205	2,543,752

Metals & Mining – 1.9%
Lundin Mining Corp.(a)	124,945	2,334,476

		8,359,168

Information Technology – 6.0%
Semiconductors & Semiconductor Equipment – 4.3%
NXP Semiconductors NV	5,311	1,035,326
Taiwan Semiconductor Manufacturing Co., Ltd.	44,800	2,065,566
Tokyo Electron Ltd.	11,220	2,293,789

		5,394,681

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co., Ltd.	30,596	2,101,421

		7,496,102

Energy – 5.7%
Energy Equipment & Services – 4.6%
Shell PLC	116,613	4,300,198
Vallourec SACA	78,982	1,438,960

		5,739,158

Oil, Gas & Consumable Fuels – 1.1%
Santos Ltd.(a)	343,980	1,451,815

		7,190,973

Consumer Staples – 5.0%
Beverages – 3.6%
Anheuser-Busch InBev SA/NV	41,340	2,548,419
Coca-Cola Europacific Partners PLC	20,935	1,919,530

		4,467,949

Food Products – 1.4%
Toyo Suisan Kaisha Ltd.	24,400	1,752,347

		6,220,296

Utilities – 3.4%
Electric Utilities – 3.4%
EDP SA	465,136	2,076,541
Enel SpA	210,530	2,175,624

		4,252,165

Real Estate – 3.0%
Diversified REITs – 1.3%
Merlin Properties Socimi SA(a)	111,914	1,653,103

ABFunds.com	AB International Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate Management & Development – 1.7%
Mitsui Fudosan Co., Ltd.	174,800	$2,053,118

		3,706,221

Total Common Stocks (cost $91,195,361)		119,467,184

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(c)(d)(e) (cost $5,002,119)	5,002,119	5,002,119

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $96,197,480)		124,469,303

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(c)(d)(e) (cost $472,005)	472,005	472,005

Total Investments – 99.8% (cost $96,669,485)		124,941,308
Other assets less liabilities – 0.2%		299,670

Net Assets – 100.0%		$125,240,978

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%

Total	100.0%

4 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,100	GBP	805	12/05/2025	$(34,745)
Bank of America NA	KRW	2,842,390	USD	2,034	01/09/2026	93,779
Bank of America NA	JPY	303,635	USD	2,015	01/23/2026	60,770
Bank of America NA	USD	6,017	AUD	9,259	01/28/2026	51,043
Bank of America NA	USD	7,062	CHF	5,622	01/29/2026	(13,953)
Barclays Capital, Inc.	USD	523	JPY	80,617	01/23/2026	(3,859)
Citibank NA	TWD	85,124	USD	2,764	02/12/2026	44,220
Morgan Stanley Capital Services, Inc.	BRL	1,542	USD	289	12/02/2025	219
Morgan Stanley Capital Services, Inc.	BRL	1,542	USD	286	12/02/2025	(2,997)
Morgan Stanley Capital Services, Inc.	USD	287	BRL	1,542	12/02/2025	2,191
Morgan Stanley Capital Services, Inc.	USD	289	BRL	1,542	12/02/2025	(219)
Morgan Stanley Capital Services, Inc.	USD	1,053	GBP	780	12/05/2025	(20,304)
Morgan Stanley Capital Services, Inc.	USD	1,413	SGD	1,791	12/18/2025	(28,802)
Morgan Stanley Capital Services, Inc.	USD	284	BRL	1,542	01/05/2026	2,953
Morgan Stanley Capital Services, Inc.	USD	1,589	JPY	242,008	01/23/2026	(31,612)
Morgan Stanley Capital Services, Inc.	EUR	8,637	USD	10,024	01/29/2026	(28,255)
Morgan Stanley Capital Services, Inc.	USD	977	TWD	30,168	02/12/2026	(13,482)
Morgan Stanley Capital Services, Inc.	USD	1,011	NOK	10,229	02/13/2026	(389)
Standard Chartered Bank	KRW	1,073,636	USD	756	01/09/2026	23,259
State Street Bank & Trust Co.	GBP	233	USD	312	12/05/2025	3,452
State Street Bank & Trust Co.	USD	763	GBP	584	12/05/2025	9,702
State Street Bank & Trust Co.	USD	1,792	GBP	1,333	12/05/2025	(28,064)
State Street Bank & Trust Co.	USD	270	SGD	344	12/18/2025	(4,270)
State Street Bank & Trust Co.	USD	928	ILS	3,066	12/22/2025	13,502
State Street Bank & Trust Co.	JPY	292,116	USD	1,916	01/23/2026	36,276
State Street Bank & Trust Co.	JPY	192,894	USD	1,238	01/23/2026	(2,967)
State Street Bank & Trust Co.	USD	1,925	JPY	294,724	01/23/2026	(28,485)
State Street Bank & Trust Co.	AUD	1,121	USD	729	01/28/2026	(6,065)
State Street Bank & Trust Co.	USD	271	NZD	479	01/28/2026	4,198
State Street Bank & Trust Co.	EUR	277	USD	320	01/29/2026	(2,134)
State Street Bank & Trust Co.	USD	339	CHF	271	01/29/2026	427
State Street Bank & Trust Co.	USD	747	EUR	644	01/29/2026	2,190
UBS	USD	841	KRW	1,231,313	01/09/2026	(554)
UBS	CAD	2,856	USD	2,047	02/05/2026	(3,212)
UBS	USD	4,238	SEK	39,925	02/13/2026	8,555

						$102,368

ABFunds.com	AB International Value Fund 5

PORTFOLIO OF INVESTMENTS (continued)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB International Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $91,195,361)	$119,467,184	(a)
Affiliated issuers (cost $5,474,124—including investment of cash collateral for securities loaned of $472,005)	5,474,124
Cash	1,151
Foreign currencies, at value (cost $171,101)	170,817
Unaffiliated dividends receivable	770,638
Unrealized appreciation on forward currency exchange contracts	356,736
Receivable for shares of beneficial interest sold	30,967
Receivable due from Adviser	27,717
Collateral due from securities lending agent	19,435
Affiliated dividends receivable	12,575
Receivable for investment securities sold and foreign currency transactions	12

Total assets	126,331,356

Liabilities
Payable for collateral received on securities loaned	491,440
Unrealized depreciation on forward currency exchange contracts	254,368
Payable for shares of beneficial interest redeemed	78,340
Advisory fee payable	71,130
Administrative fee payable	63,344
Distribution fee payable	17,638
Transfer Agent fee payable	4,910
Trustees’ fees payable	4,386
Accrued expenses	104,822

Total liabilities	1,090,378

Net Assets	$125,240,978

Composition of Net Assets
Paid-in capital	$197,894,581
Accumulated loss	(72,653,603)

Net Assets	$125,240,978

Net Asset Value Per Share—unlimited shares authorized, without par value

		Shares	Net Asset
Class	Net Assets	Outstanding	Value

A	$88,152,584	4,670,734	$18.87	*

C	$1,224,870	65,702	$18.64

Advisor	$34,686,399	1,791,196	$19.36

I	$1,177,125	63,311	$18.59

(a)	Includes securities on loan with a value of $9,384,836 (see Note E).

*	The maximum offering price per share for Class A shares was $19.71 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB International Value Fund 7

STATEMENT OF OPERATIONS

Year Ended November 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $363,996)	$3,137,294
Affiliated issuers	89,138
Interest	314
Securities lending income, net	21,529
Other income(a)	161,403	$3,409,678

Expenses
Advisory fee (see Note B)	819,030
Distribution fee—Class A	192,539
Distribution fee—Class C	11,552
Transfer agency—Class A	146,474
Transfer agency—Class C	2,425
Transfer agency—Advisor Class	57,054
Transfer agency—Class I	1,125
Administrative	99,017
Custody and accounting	83,038
Audit and tax	75,619
Registration fees	66,738
Legal	43,952
Printing	39,459
Trustees’ fees	17,226
Miscellaneous	32,244

Total expenses before bank overdraft expense	1,687,492
Bank overdraft expense	6,111

Total expenses	1,693,603
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(478,064)

Net expenses		1,215,539

Net investment income		2,194,139

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		13,088,742
Forward currency exchange contracts		504,529
Foreign currency transactions		220,242
Net change in unrealized appreciation (depreciation) of:
Investments		15,107,356
Forward currency exchange contracts		(73,497)
Foreign currency denominated assets and liabilities		33,664

Net gain on investment and foreign currency transactions		28,881,036

Net Increase in Net Assets from Operations		$31,075,175

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

8 AB International Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2025		Year Ended November 30, 2024
Increase in Net Assets from Operations
Net investment income	$2,194,139		$2,140,729
Net realized gain on investment and foreign currency transactions	13,813,513		4,972,446
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	15,067,523		5,896,369

Net increase in net assets from operations	31,075,175		13,009,544
Distributions to Shareholders
Class A	(1,543,721)		(5,407,956)
Class C	(15,842)		(67,055)
Advisor Class	(646,149)		(2,160,450)
Class R	– 0	–	(45,450)
Class K	– 0	–	(101,968)
Class I	(20,641)		(66,567)
Transactions in Shares of Beneficial Interest
Net decrease	(1,335,148)		(17,097,709)

Total increase (decrease)	27,513,674		(11,937,611)
Net Assets
Beginning of period	97,727,304		109,664,915

End of period	$125,240,978		$97,727,304

See notes to financial statements.

ABFunds.com	AB International Value Fund 9

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, and Class I shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

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NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily

ABFunds.com	AB International Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available

12 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$22,926,933		$	– 0	–	$22,926,933
Industrials		3,624,515		18,731,289			– 0	–	22,355,804
Health Care		2,185,960		14,456,707			– 0	–	16,642,667
Consumer Discretionary		– 0	–	11,613,666			– 0	–	11,613,666
Communication Services		1,520,233		7,182,956			– 0	–	8,703,189
Materials		4,878,228		3,480,940			– 0	–	8,359,168
Information Technology		1,035,326		6,460,776			– 0	–	7,496,102
Energy		– 0	–	7,190,973			– 0	–	7,190,973
Consumer Staples		1,919,530		4,300,766			– 0	–	6,220,296
Utilities		– 0	–	4,252,165			– 0	–	4,252,165
Real Estate		– 0	–	3,706,221			– 0	–	3,706,221
Short-Term Investments		5,002,119		– 0	–		– 0	–	5,002,119
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		472,005		– 0	–		– 0	–	472,005

Total Investments in Securities		20,637,916		104,303,392	(a)		– 0	–	124,941,308
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	356,736			– 0	–	356,736
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(254,368)			– 0	–	(254,368)

Total		$20,637,916		$104,405,760		$	– 0	–	$125,043,676

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the

ABFunds.com	AB International Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

14 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of

ABFunds.com	AB International Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, 1.00%, and 1.00% of daily average net assets for Class A, Class C, Advisor Class, and Class I shares, respectively. Effective May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.16%, 1.91%, .91% and .91% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. Prior to May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.21%, 1.96%, .96% and .96% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. The Expense Caps will extend through February 28, 2026 and then may be extended by the Adviser for additional one year terms. For the year ended November 30, 2025, such reimbursements/waivers amounted to $470,529.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2025, the reimbursement for such services amounted to $99,017.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $81,097 for the year ended November 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $5,329 from the sale of Class A shares and received $3,538 and $18 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2025.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $161,403 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

16 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2025, such waiver amounted to $4,244.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,138	$38,947	$36,083	$5,002	$89
AB Government Money Market Portfolio*	195	53,977	53,700	472	7

Total				$5,474	$96

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,498,607 for Class C. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under

ABFunds.com	AB International Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$52,692,184		$55,863,920
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$97,702,956

Gross unrealized appreciation	$31,829,026
Gross unrealized depreciation	(4,593,008)

Net unrealized appreciation	$27,236,018

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open

18 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended November 30, 2025, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended November 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$356,736	Unrealized depreciation on forward currency exchange contracts	$254,368

Total		$356,736		$254,368

ABFunds.com	AB International Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$504,529	$(73,497)

Total		$504,529	$(73,497)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended November 30, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$27,459,507
Average principal amount of sale contracts	$23,587,471

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of November 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$205,592	$(48,698)		$	– 0	–	$	– 0	–	$156,894
Citibank NA	44,220	– 0	–		– 0	–		– 0	–	44,220
Morgan Stanley Capital Services, Inc.	5,363	(5,363)			– 0	–		– 0	–	– 0	–
Standard Chartered Bank	23,259	– 0	–		– 0	–		– 0	–	23,259
State Street Bank & Trust Co.	69,747	(69,747)			– 0	–		– 0	–	– 0	–
UBS	8,555	(3,766)			– 0	–		– 0	–	4,789

Total	$356,736	$(127,574)		$	– 0	–	$	– 0	–	$229,162	^

20 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$48,698	$(48,698)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	3,859	– 0	–		– 0	–		– 0	–		3,859
Morgan Stanley Capital Services, Inc.	126,060	(5,363)			– 0	–		– 0	–		120,697
State Street Bank & Trust Co.	71,985	(69,747)			– 0	–		– 0	–		2,238
UBS	3,766	(3,766)			– 0	–		– 0	–		– 0	–

Total	$254,368	$(127,574)		$	– 0	–	$	– 0	–		$126,794	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and

ABFunds.com	AB International Value Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$9,384,836	$472,005	$9,348,111	$14,485	$7,044	$3,291

*	As of November 30, 2025.

22 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Year Ended November 30, 2025		Year Ended November 30, 2024	Year Ended November 30, 2025			Year Ended November 30, 2024

Class A
Shares sold	859,603		343,129		$14,425,643		$5,097,772

Shares issued in reinvestment of dividends	98,569		342,720		1,392,774		4,828,554

Shares converted from Class C	7,875		2,442		132,337		35,761

Shares redeemed	(1,070,114)		(792,933)		(17,393,036)		(11,835,012)

Net decrease	(104,067)		(104,642)		$(1,442,282)		$(1,872,925)

Class C
Shares sold	3,105		2,316		$51,031		$34,294

Shares issued in reinvestment of dividends	1,077		4,589		15,148		63,940

Shares converted to Class A	(7,952)		(2,482)		(132,337)		(35,761)

Shares redeemed	(5,294)		(8,739)		(86,456)		(133,531)

Net decrease	(9,064)		(4,316)		$(152,614)		$(71,058)

Advisor Class
Shares sold	240,109		54,192		$4,199,128		$825,606

Shares issued in reinvestment of dividends	36,298		120,893		524,871		1,745,303

Shares redeemed	(269,852)		(214,895)		(4,578,476)		(3,312,401)

Net increase (decrease)	6,555		(39,810)		$145,523		$(741,492)

Class R
Shares sold	– 0	–	18,952	$	– 0	–	$269,678

Shares issued in reinvestment of dividends and distributions	– 0	–	3,301		– 0	–	45,416

Shares redeemed	– 0	–	(363,161)		– 0	–	(5,533,534)

Net increase (decrease)	– 0	–	(340,908)	$	– 0	–	$(5,218,440)

ABFunds.com	AB International Value Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended November 30, 2025		Year Ended November 30, 2024	Year Ended November 30, 2025			Year Ended November 30, 2024

Class K
Shares sold	– 0	–	43,662	$	– 0	–	$635,600

Shares issued in reinvestment of dividends	– 0	–	7,394		– 0	–	101,968

Shares redeemed	– 0	–	(658,531)		– 0	–	(10,015,486)

Net increase (decrease)	– 0	–	(607,475)	$	– 0	–	$(9,277,918)

Class I
Shares sold	19,551		17,608		$318,232		$262,601

Shares issued in reinvestment of dividends	1,456		4,693		20,258		65,229

Shares redeemed	(14,862)		(16,373)		(224,265)		(243,706)

Net increase	6,145		5,928		$114,225		$84,124

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and subject to increased potential for market manipulation, as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

24 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2025.

ABFunds.com	AB International Value Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$2,226,353	$7,849,446

Total taxable distributions	$2,226,353	$7,849,446

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,464,320
Accumulated capital and other losses	(103,369,936	)(a)
Unrealized appreciation (depreciation)	27,252,013	(b)

Total accumulated earnings (deficit)	$(72,653,603)

(a)

As of November 30, 2025, the Fund had a net capital loss carryforward of $103,369,936. During the fiscal year, the Fund utilized $12,848,277 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund had a net short-term capital loss carryforward of $34,237,891 and a net long-term capital loss carryforward of $69,132,045, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.51	$ 14.02	$ 12.89	$ 13.94	$ 12.58

Income From Investment Operations

Net investment income(a)(b)	.32 †	.29	.25	.74	.30

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.37	1.39	1.03	(1.42)	1.15

Net increase (decrease) in net asset value from operations	4.69	1.68	1.28	(.68)	1.45

Less: Dividends

Dividends from net investment income	(.33)	(1.19)	(.15)	(.37)	(.09)

Net asset value, end of period	$ 18.87	$ 14.51	$ 14.02	$ 12.89	$ 13.94

Total Return

Total investment return based on net asset value(c)*	33.04%†	12.38%	9.64%	(5.08)%+	11.51%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$88	$69	$68	$69	$79

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	1.18%	1.23%	1.25%	1.25%	1.25%

Expenses, before waivers/reimbursements(d)(e)	1.61%	1.75%	1.74%	1.76%	1.61%

Net investment income(b)	1.95%†	1.96%	1.84%	5.92%	2.10%

Portfolio turnover rate	50%	46%	39%	42%	45%

See footnote summary on pages 30-31.

ABFunds.com	AB International Value Fund 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.33	$ 13.73	$ 12.61	$ 13.56	$ 12.25

Income From Investment Operations

Net investment income(a)(b)	.20 †	.18	.15	.61	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.32	1.37	1.01	(1.38)	1.11

Net increase (decrease) in net asset value from operations	4.52	1.55	1.16	(.77)	1.31

Less: Dividends

Dividends from net investment income	(.21)	(.95)	(.04)	(.18)	– 0	–

Net asset value, end of period	$ 18.64	$ 14.33	$ 13.73	$ 12.61	$ 13.56

Total Return

Total investment return based on net asset value(c)*	32.04%†	11.55%	8.81%	(5.80)%+	10.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,225	$1,071	$1,086	$938	$1,233

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	1.93%	1.98%	2.00%	2.00%	2.00%

Expenses, before waivers/reimbursements(d)(e)	2.39%	2.52%	2.52%	2.54%	2.38%

Net investment income(b)	1.23%†	1.23%	1.12%	4.97%	1.44%

Portfolio turnover rate	50%	46%	39%	42%	45%

See footnote summary on pages 30-31.

28 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.88	$ 14.39	$ 13.23	$ 14.29	$ 12.90

Income From Investment Operations

Net investment income(a)(b)	.37 †	.34	.29	.77	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.47	1.41	1.05	(1.42)	1.17

Net increase (decrease) in net asset value from operations	4.84	1.75	1.34	(.65)	1.52

Less: Dividends

Dividends from net investment income	(.36)	(1.26)	(.18)	(.41)	(.13)

Net asset value, end of period	$ 19.36	$ 14.88	$ 14.39	$ 13.23	$ 14.29

Total Return

Total investment return based on net asset value(c)*	33.37%†	12.65%	9.87%	(4.77)%+	11.82%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$35	$27	$26	$27	$33

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	.93%	.98%	1.00%	1.00%	1.00%

Expenses, before waivers/reimbursements(d)(e)	1.36%	1.50%	1.49%	1.51%	1.36%

Net investment income(b)	2.20%†	2.22%	2.07%	6.01%	2.36%

Portfolio turnover rate	50%	46%	39%	42%	45%

See footnote summary on pages 30-31.

ABFunds.com	AB International Value Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.32	$ 13.88	$ 12.80	$ 13.88	$ 12.57

Income From Investment Operations

Net investment income(a)(b)	.33	.33	.25	.78	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.30	1.37	1.05	(1.42)	1.15

Net increase (decrease) in net asset value from operations	4.63	1.70	1.30	(.64)	1.47

Less: Dividends

Dividends from net investment income	(.36)	(1.26)	(.22)	(.44)	(.16)

Net asset value, end of period	$ 18.59	$ 14.32	$ 13.88	$ 12.80	$ 13.88

Total Return

Total investment return based on net asset value(c)*	33.18%	12.62%	9.97%	(4.83)%+	11.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,177	$819	$711	$1,129	$1,400

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)	.92%	.99%	1.00%	1.00%	1.00%

Expenses, before waivers/reimbursements(d)(e)	1.29%	1.37%	1.27%	1.26%	1.12%

Net investment income(b)	2.02%	2.23%	1.82%	6.26%	2.28%

Portfolio turnover rate	50%	46%	39%	42%	45%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended November 30, 2025 such waiver amounted to .01%.

30 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(e)	The expense ratios presented below exclude bank overdraft expense:

	Year Ended November 30,
	2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.17%	1.23%	1.25%	1.25%	1.25%
Before waivers/reimbursements	1.61%	1.75%	1.74%	1.76%	1.61%
Class C
Net of waivers/reimbursements	1.92%	1.98%	2.00%	2.00%	2.00%
Before waivers/reimbursements	2.38%	2.52%	2.52%	2.54%	2.38%
Advisor Class
Net of waivers/reimbursements	.92%	.98%	1.00%	1.00%	1.00%
Before waivers/reimbursements	1.36%	1.50%	1.49%	1.51%	1.36%
Class I
Net of waivers/reimbursements	.92%	.99%	1.00%	1.00%	1.00%
Before waivers/reimbursements	1.29%	1.37%	1.27%	1.26%	1.12%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2025, November 30, 2024, November 30, 2023 and November 30, 2022 by .60% .06%, .02% and .01%, respectively.

(f)	Amount is less than $.005.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

†

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.02	(f)	.15%	.15%

Class C	$.02	(f)	.15%	.15%

Advisor Class	$.03	(f)	.15%	.15%

See notes to financial statements.

ABFunds.com	AB International Value Fund 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of AB International Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB International Value Fund (the “Fund”) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we per-

32 AB International Value Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

formed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 28, 2026

ABFunds.com	AB International Value Fund 33

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended November 30, 2025.

For the taxable year ended November 30, 2025, the Fund designates 97.42% as the maximum amount that may be considered qualified dividend income for individual shareholders.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended November 30, 2025, $272,948 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $3,501,452.

The Fund designates $6,301 of distributions paid during the fiscal year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

34 AB International Value Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Fund (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

ABFunds.com	AB International Value Fund 35

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

36 AB International Value Fund	ABFunds.com

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors concluded that the Fund’s investment performance in the most recent periods was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the

ABFunds.com	AB International Value Fund 37

Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested, as a condition to their approval, that the Adviser lower its existing expense limitation by a further 0.05% to align the Fund’s expense ratio more closely to the medians, and the Adviser agreed to do so.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the

38 AB International Value Fund	ABFunds.com

Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB International Value Fund 39

NOTES

40 AB International Value Fund	ABFunds.com

AB INTERNATIONAL VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IV-0151-1125

November 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB LARGE CAP VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

November 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Financials – 19.9%
Banks – 7.9%
Bank of America Corp.	289,804	$15,547,985
First Citizens BancShares, Inc./NC – Class A	1,823	3,423,393
M&T Bank Corp.	24,160	4,595,715
Wells Fargo & Co.	140,821	12,089,483

		35,656,576

Capital Markets – 6.1%
Charles Schwab Corp. (The)	122,534	11,362,578
CME Group, Inc.	29,187	8,214,973
Morgan Stanley	46,620	7,909,549

		27,487,100

Financial Services – 2.6%
Berkshire Hathaway, Inc. – Class B(a)	11,541	5,929,881
Corebridge Financial, Inc.	203,932	6,122,039

		12,051,920

Insurance – 3.3%
Everest Group Ltd.	23,485	7,381,101
Willis Towers Watson PLC	23,055	7,400,655

		14,781,756

		89,977,352

Health Care – 13.8%
Health Care Equipment & Supplies – 1.5%
Medtronic PLC	66,741	7,029,830

Health Care Providers & Services – 6.0%
CVS Health Corp.	65,955	5,300,144
Encompass Health Corp.	49,646	5,769,858
Labcorp Holdings, Inc.	34,779	9,347,900
UnitedHealth Group, Inc.	19,799	6,529,116

		26,947,018

Life Sciences Tools & Services – 2.4%
IQVIA Holdings, Inc.(a)	18,724	4,306,707
Thermo Fisher Scientific, Inc.	11,190	6,611,388

		10,918,095

Pharmaceuticals – 3.9%
Johnson & Johnson	24,487	5,066,850
Merck & Co., Inc.	120,334	12,614,613

		17,681,463

		62,576,406

Industrials – 12.4%
Aerospace & Defense – 5.7%
Hexcel Corp.(b)	137,751	10,500,759
RTX Corp.	86,284	15,091,934

		25,592,693

ABFunds.com	AB Large Cap Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.	29,920	$4,753,390

Electrical Equipment – 1.7%
Eaton Corp. PLC	22,314	7,718,190

Machinery – 3.9%
CNH Industrial NV	190,376	1,795,246
Deere & Co.	24,073	11,181,668
PACCAR, Inc.	45,341	4,779,848

		17,756,762

		55,821,035

Information Technology – 9.9%
Semiconductors & Semiconductor Equipment – 4.4%
Lam Research Corp.	87,915	13,714,740
NXP Semiconductors NV	32,247	6,286,230

		20,000,970

Software – 2.4%
Gen Digital, Inc.	201,950	5,325,422
Oracle Corp.	26,556	5,362,984

		10,688,406

Technology Hardware, Storage & Peripherals – 3.1%
Sandisk Corp./DE(a)	24,624	5,498,047
Western Digital Corp.	51,686	8,441,874

		13,939,921

		44,629,297

Consumer Discretionary – 8.4%
Broadline Retail – 1.0%
Amazon.com, Inc.(a)	18,828	4,391,066

Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	28,005	8,732,519

Specialty Retail – 5.5%
AutoZone, Inc.(a)	2,584	10,217,989
Bath & Body Works, Inc.	130,814	2,277,472
Home Depot, Inc. (The)	2,655	947,623
Lowe’s Cos., Inc.	47,626	11,548,352

		24,991,436

		38,115,021

Communication Services – 8.3%
Entertainment – 2.6%
Walt Disney Co. (The)	114,609	11,973,202

Interactive Media & Services – 4.7%
Alphabet, Inc. – Class C	57,908	18,537,509
Meta Platforms, Inc. – Class A	4,041	2,618,366

		21,155,875

2 AB Large Cap Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.0%
T-Mobile US, Inc.	21,512	$4,496,223

		37,625,300

Consumer Staples – 7.8%
Beverages – 1.5%
Coca-Cola Co. (The)	94,210	6,888,635

Consumer Staples Distribution & Retail – 5.5%
Dollar Tree, Inc.(a)(b)	81,523	9,033,564
Walmart, Inc.	144,260	15,942,172

		24,975,736

Personal Care Products – 0.8%
Kenvue, Inc.	202,216	3,508,448

		35,372,819

Energy – 5.5%
Energy Equipment & Services – 1.0%
Baker Hughes Co.	94,111	4,724,372

Oil, Gas & Consumable Fuels – 4.5%
EOG Resources, Inc.	76,185	8,216,552
Exxon Mobil Corp.	103,562	12,004,907

		20,221,459

		24,945,831

Materials – 5.1%
Chemicals – 2.2%
Corteva, Inc.	149,266	10,070,977

Construction Materials – 1.9%
Eagle Materials, Inc.(b)	38,495	8,612,101

Metals & Mining – 1.0%
Reliance, Inc.	16,030	4,477,500

		23,160,578

Utilities – 4.5%
Electric Utilities – 2.6%
American Electric Power Co., Inc.	95,473	11,816,693

Multi-Utilities – 1.9%
Ameren Corp.	80,209	8,530,227

		20,346,920

Real Estate – 4.3%
Health Care REITs – 0.9%
American Healthcare REIT, Inc.	83,877	4,259,274

Hotel & Resort REITs – 0.8%
Ryman Hospitality Properties, Inc.	37,016	3,532,437

ABFunds.com	AB Large Cap Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Office REITs – 0.7%
COPT Defense Properties	97,632	$3,000,231

Specialized REITs – 1.9%
Digital Realty Trust, Inc.	27,348	4,378,962
Extra Space Storage, Inc.	31,737	4,226,416

		8,605,378

		19,397,320

Total Common Stocks (cost $329,664,685)		451,967,879

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(c)(d)(e) (cost $439,153)	439,153	439,153

Total Investments – 100.0% (cost $330,103,838)		452,407,032
Other assets less liabilities – 0.0%		211,221

Net Assets – 100.0%		$452,618,253

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $329,664,685)	$451,967,879	(a)
Affiliated issuers (cost $439,153)	439,153
Cash	944
Unaffiliated dividends receivable	641,628
Receivable due from Adviser	8,864
Affiliated dividends receivable	4,415
Receivable for shares of beneficial interest sold	2,693

Total assets	453,065,576

Liabilities
Advisory fee payable	170,415
Administrative fee payable	75,146
Payable for shares of beneficial interest redeemed	50,916
Audit and tax fee payable	38,065
Custody and accounting fees payable	32,707
Registration fee payable	22,408
Distribution fee payable	10,409
Transfer Agent fee payable	6,288
Trustees’ fees payable	5,117
Accrued expenses	35,852

Total liabilities	447,323

Net Assets	$452,618,253

Composition of Net Assets
Paid-in capital	$291,358,009
Distributable earnings	161,260,244

Net Assets	$452,618,253

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$51,937,266	2,641,197	$19.66	*

C	$900,607	45,256	$19.90

Advisor	$397,927,985	20,179,528	$19.72

I	$1,842,041	94,730	$19.45

Z	$10,354	526.41	$19.67

(a)	Includes securities on loan with a value of $23,002,139 (see Note E).

*	The maximum offering price per share for Class A shares was $20.53 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 5

STATEMENT OF OPERATIONS

Year Ended November 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $20,138)	$8,349,683
Affiliated issuers	70,157
Interest	387
Securities lending income, net	7,544
Other income(a)	34,984	$8,462,755

Expenses
Advisory fee (see Note B)	2,168,603
Distribution fee—Class A	121,937
Distribution fee—Class C	7,276
Transfer agency—Class A	19,581
Transfer agency—Class C	380
Transfer agency—Advisor Class	153,789
Transfer agency—Class I	1,978
Transfer agency—Class Z	2
Administrative	116,291
Registration fees	103,849
Custody and accounting	102,475
Audit and tax	58,406
Legal	53,974
Printing	43,596
Trustees’ fees	20,306
Miscellaneous	28,235

Total expenses	3,000,678
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(113,175)

Net expenses		2,887,503

Net investment income		5,575,252

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		37,764,487
Foreign currency transactions		(123)
Net change in unrealized appreciation (depreciation) of:
Investments		(14,836,136)
Foreign currency denominated assets and liabilities		(15)

Net gain on investment and foreign currency transactions		22,928,213

Net Increase in Net Assets from Operations		$28,503,465

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Year Ended November 30, 2025	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,575,252	$5,891,709
Net realized gain on investment and foreign currency transactions	37,764,364	46,201,443
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(14,836,151)	67,694,046

Net increase in net assets from operations	28,503,465	119,787,198
Distributions to Shareholders
Class A	(5,496,773)	(2,252,713)
Class C	(70,015)	(31,966)
Advisor Class	(44,070,405)	(16,452,685)
Class R	– 0	–	(15,001)
Class K	– 0	–	(261,446)
Class I	(190,413)	(84,771)
Class Z	(1,142)	– 0	–
Transactions in Shares of Beneficial Interest
Net decrease	(6,281,052)	(11,949,859)

Total increase (decrease)	(27,606,335)	88,738,757
Net Assets
Beginning of period	480,224,588	391,485,831

End of period	$452,618,253	$480,224,588

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 7

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Large Cap Value Fund (the “Fund”) (formerly known as AB Value Fund), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Effective October 1, 2024, the Fund commenced offering Class Z shares. Class B, Class R and Class K, shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

8 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

ABFunds.com	AB Large Cap Value Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$451,967,879		$	– 0	–	$	– 0	–	$451,967,879
Short-Term Investments	439,153			– 0	–		– 0	–	439,153

Total Investments in Securities	452,407,032			– 0	–		– 0	–	452,407,032
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$452,407,032		$	– 0	–	$	– 0	–	$452,407,032

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Large Cap Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

12 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. Prior to August 1, 2024, the Fund paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective August 1, 2024, the Advisor has contractually agreed to waive 0.025% of the advisory fee. The advisory fee waiver cannot be terminated until February 28, 2026. The Adviser has contractually agreed to waive its advisory fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding .90%, 1.65%, .65%, .65% and .65% of average daily net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares. For the year ended November 30, 2025, such waiver amounted to $109,536.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2025, the reimbursement for such services amounted to $116,291.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $86,240 for the year ended November 30, 2025.

ABFunds.com	AB Large Cap Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $825 from the sale of Class A shares and received $611 and $5 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2025.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $34,984 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2025, such waiver amounted to $3,442.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$686		$92,400	$92,647	$439		$70
AB Government Money Market Portfolio*	– 0	–	16,921	16,921	– 0	–	1

Total					$439		$71

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of

14 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $981,210 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$208,646,174		$258,365,687
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$330,557,447

Gross unrealized appreciation	$130,356,476
Gross unrealized depreciation	(8,506,891)

Net unrealized appreciation	$121,849,585

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended November 30, 2025.

ABFunds.com	AB Large Cap Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and

16 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$23,002,139	$	– 0	–	$23,462,275	$6,542	$1,002	$197

*	As of November 30, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	125,234	68,550	$2,243,312	$1,233,081

Shares issued in reinvestment of dividends and distributions	277,338	129,001	4,889,464	2,025,312

Shares converted from Class C	6,846	15,696	125,401	272,361

Shares redeemed	(383,856)	(521,796)	(6,740,492)	(9,419,438)

Net increase (decrease)	25,562	(308,549)	$517,685	$(5,888,684)

ABFunds.com	AB Large Cap Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended November 30, 2025		Year Ended November 30, 2024	Year Ended November 30, 2025			Year Ended November 30, 2024

Class C
Shares sold	12,655		9,206		$235,185		$159,823

Shares issued in reinvestment of dividends and distributions	3,410		1,270		61,317		20,277

Shares converted to Class A	(6,747)		(15,492)		(125,401)		(272,361)

Shares redeemed	(2,454)		(10,717)		(45,045)		(191,643)

Net increase (decrease)	6,864		(15,733)		$126,056		$(283,904)

Advisor Class
Shares sold	1,970,975		2,789,172		$34,633,081		$49,407,079

Shares issued in reinvestment of dividends and distributions	2,170,248		795,830		38,283,168		12,502,484

Shares redeemed	(4,494,688)		(3,377,036)		(79,937,441)		(60,892,794)

Net increase (decrease)	(353,465)		207,966		$(7,021,192)		$1,016,769

Class R
Shares sold	– 0	–	934	$	– 0	–	$16,055

Shares issued in reinvestment of dividends and distributions	– 0	–	958		– 0	–	15,001

Shares redeemed	– 0	–	(23,365)		– 0	–	(418,784)

Net increase (decrease)	– 0	–	(21,473)	$	– 0	–	$(387,728)

Class K
Shares sold	– 0	–	14,024	$	– 0	–	$230,099

Shares issued in reinvestment of dividends and distributions	– 0	–	17,043		– 0	–	261,444

Shares redeemed	– 0	–	(386,876)		– 0	–	(6,636,108)

Net increase (decrease)	– 0	–	(355,809)	$	– 0	–	$(6,144,565)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	Year Ended November 30, 2025		Year Ended November 30, 2024		Year Ended November 30, 2025			Year Ended November 30, 2024

Class I
Shares sold	4,500		2,628			$74,212		$46,295

Shares issued in reinvestment of dividends and distributions	4,636		2,099			80,662		32,551

Shares redeemed	(3,428)		(19,647)			(58,478)		(350,633)

Net increase (decrease)	5,708		(14,920)			$96,396		$(271,787)

Class Z(a)
Shares sold	– 0	–	526		$	– 0	–	$10,040

Share issued in reinvestment of dividends and distributions	0	(b)	– 0	–		3		– 0	–

Net increase	0	(b)	526			$3		$10,040

(a)	Commencement of operations October 1, 2024.
(b)	AB Share amount is less than one full share.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A

ABFunds.com	AB Large Cap Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2025.

20 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,620,728	$5,400,938
Net long-term capital gains	43,208,020	13,697,644

Total taxable distributions paid	$49,828,748	$19,098,582

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,634,742
Undistributed capital gains	34,775,917
Unrealized appreciation (depreciation)	121,849,585	(a)

Total accumulated earnings (deficit)	$161,260,244

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Large Cap Value Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 20.58	$ 16.43	$ 17.31	$ 18.45	$ 14.86

Income From Investment Operations

Net investment income(a)(b)	.19	†	.21	.20	.19	.16

Net realized and unrealized gain on investment transactions	.99	4.71	.86	.44	3.61

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	1.18	4.92	1.06	.63	3.77

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.19)	(.23)	(.18)	(.18)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(2.10)	(.77)	(1.94)	(1.77)	(.18)

Net asset value, end of period	$ 19.66	$ 20.58	$ 16.43	$ 17.31	$ 18.45

Total Return

Total investment return based on net asset value(d)*	6.89	%†	31.41%	7.35%	3.39%	25.68%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,937	$53,836	$48,039	$48,671	$50,255

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.89%	.93%	.96%	.95%	.95%

Expenses, before waivers/reimbursements	.91%	.95%	.97%	.95%	.95%

Net investment income(b)	1.06	%†	1.16%	1.31%	1.12%	.90%

Portfolio turnover rate	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

22 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 20.76	$ 16.52	$ 17.37	$ 18.50	$ 14.85

Income From Investment Operations

Net investment income(a)(b)	.05	†	.07	.09	.06	.03

Net realized and unrealized gain on investment transactions	1.01	4.78	.86	.44	3.63

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	1.06	4.85	.95	.50	3.66

Less: Dividends and Distributions

Dividends from net investment income	(.01)	(.03)	(.09)	(.04)	(.01)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.92)	(.61)	(1.80)	(1.63)	(.01)

Net asset value, end of period	$ 19.90	$ 20.76	$ 16.52	$ 17.37	$ 18.50

Total Return

Total investment return based on net asset value(d)*	6.08	%†	30.44%	6.54%	2.62%	24.75%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$901	$797	$894	$1,474	$1,419

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.64%	1.69%	1.72%	1.71%	1.71%

Expenses, before waivers/reimbursements	1.67%	1.71%	1.72%	1.71%	1.71%

Net investment income(b)	.29	%†	.41%	.60%	.38%	.15%

Portfolio turnover rate	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

ABFunds.com	AB Large Cap Value Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 20.64	$ 16.47	$ 17.36	$ 18.50	$ 14.90

Income From Investment Operations

Net investment income(a)(b)	.23	†	.25	.24	.23	.21

Net realized and unrealized gain on investment transactions	1.00	4.73	.85	.44	3.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00

Net increase in net asset value from operations	1.23	4.98	1.09	.67	3.81

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.23)	(.27)	(.22)	(.21)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(2.15)	(.81)	(1.98)	(1.81)	(.21)

Net asset value, end of period	$ 19.72	$ 20.64	$ 16.47	$ 17.36	$ 18.50

Total Return

Total investment return based on net asset value(d)*	7.16	%†	31.80%	7.57%	3.66%	25.97%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$397,928	$423,767	$334,806	$341,919	$364,323

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.64%	.68%	.71%	.70%	.70%

Expenses, before waivers/reimbursements	.66%	.70%	.71%	.70%	.70%

Net investment income(b)	1.32	%†	1.40%	1.56%	1.37%	1.15%

Portfolio turnover rate	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

24 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 20.38	$ 16.28	$ 17.19	$ 18.34	$ 14.77

Income From Investment Operations

Net investment income(a)(b)	.23	.24	.24	.23	.21

Net realized and unrealized gain on investment transactions	.98	4.68	.83	.44	3.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	1.21	4.92	1.07	.67	3.79

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.24)	(.27)	(.23)	(.22)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(2.14)	(.82)	(1.98)	(1.82)	(.22)

Net asset value, end of period	$ 19.45	$ 20.38	$ 16.28	$ 17.19	$ 18.34

Total Return

Total investment return based on net asset value(d)*	7.18%	31.77%	7.63%	3.66%	25.97%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,842	$1,814	$1,693	$1,638	$1,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.65%	.70%	.70%	.68%	.68%

Expenses, before waivers/reimbursements	.74%	.78%	.70%	.68%	.68%

Net investment income(b)	1.28%	1.39%	1.56%	1.40%	1.17%

Portfolio turnover rate	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

ABFunds.com	AB Large Cap Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class Z
	Year Ended November 30,	October 1, 2024(e) to November 30, 2024
	2025

Net asset value, beginning of period	$ 20.61	$ 19.08

Income From Investment Operations

Net investment income(a)(b)	.24	.05

Net realized and unrealized gain on investment transactions	.99	1.48

Net increase in net asset value from operations	1.23	1.53

Less: Dividends and Distributions

Dividends from net investment income	(.26)	– 0	–

Distributions from net realized gain on investment transactions	(1.91)	– 0	–

Total distributions	(2.17)	– 0	–

Net asset value, end of period	$ 19.67	$ 20.61

Total Return

Total investment return based on net asset value(d)*	7.21%	8.02%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.60%	.12	%^

Expenses, before waivers/reimbursements	.63%	.71	%^

Net investment income(b)	1.34%	1.48	%^

Portfolio turnover rate	48%	53%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Commencement of operations.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2025 by .06%.

26 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

†

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(c)	.01%	.01%

Class C	$.00	(c)	.01%	.01%

Advisor Class	$.00	(c)	.01%	.01%

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Large Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Large Cap Value Fund (the “Fund”) (formerly known as AB Value Fund) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing

28 AB Large Cap Value Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 28, 2026

ABFunds.com	AB Large Cap Value Fund 29

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025. For corporate shareholders, 98.22% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income. The Fund designates $43,208,020 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

30 AB Large Cap Value Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Value Fund (formerly AB Value Fund) (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Large Cap Value Fund 31

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

32 AB Large Cap Value Fund	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a reduction in the contractual fee rate and an additional contractual waiver of a portion of the reduced advisory fee, as well as a voluntary expense limitation by the Adviser, all effective August 1, 2024) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment

ABFunds.com	AB Large Cap Value Fund 33

strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians of a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the

34 AB Large Cap Value Fund	ABFunds.com

Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Large Cap Value Fund 35

NOTES

36 AB Large Cap Value Fund	ABFunds.com

AB LARGE CAP VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

LCV-0151-1125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	January 29, 2026